Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net loss	$ (7,586)	$ (10,170)	$ (13,168)	$ (11,313)
Adjustments to reconcile net loss to net cash flows used in operating activities:
Depreciation and amortization	71	69	102	76
Interest income and unrealized gains from marketable securities, net	(105)		(12)
Loss on disposal of property and equipment			5
Share-based compensation expense	1,097	1,322	1,752	1,386
Changes in assets and liabilities:
Prepaid expenses and other assets	549	350	13	177
Other payables and accrued liabilities	(738)	(657)	(241)	320
Net cash flows used in operating activities	(6,712)	(9,086)	(11,549)	(9,354)
Investing activities:
Short term deposit	3		(3)
Purchases of property and equipment	(38)	(83)	(84)	(69)
Sale of property and equipment	2
Proceeds from sale of investment				270
Purchases of marketable securities	(8,379)		(3,749)
Proceeds from sales of a marketable securities	2,039			2,999
Proceeds from maturities of marketable securities	5,389
Net cash flows used in investing activities	(984)	(83)	(3,836)	3,200
Financing activities:
Issuance of common stock and warrants, net of issuance costs	6,558		4,324
Net cash flows provided by financing activities	6,558		4,324
Decrease in cash, cash equivalents and restricted cash	(1,138)	(9,169)	(11,061)	(6,154)
Cash, cash equivalents and restricted cash at beginning of period	2,519	13,580	13,580	19,734
Cash, cash equivalents and restricted cash at end of period	1,381	4,411	2,519	13,580
Supplemental disclosure of cash flow information:
Cash received from interest	100	15	51	1
Right-of-use asset and lease liability	$ 20	$ 147	$ 103	$ 69